Harbor Human Capital Factor US Small Cap ETF Average Annual Total Returns			12 Months Ended		15 Months Ended	16 Months Ended				18 Months Ended		28 Months Ended	33 Months Ended		38 Months Ended	39 Months Ended	47 Months Ended				60 Months Ended	120 Months Ended	132 Months Ended	188 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[2]	Dec. 31, 2025		Dec. 31, 2025 [4]	Dec. 31, 2025		Dec. 31, 2025 [6]	Dec. 31, 2025 [7]	Dec. 31, 2025	[8]	Dec. 31, 2025	[9]	Dec. 31, 2025 [10]	Dec. 31, 2025 [10]	Dec. 31, 2025 [11]	Dec. 31, 2025 [10]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	[1]	16.02%	17.74%	[1]	19.14%		16.32%	[3]	22.03%	22.50%	[5]	20.88%	24.11%	12.50%		12.43%		14.42%	14.82%	13.53%	13.94%
Human Capital Factor Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		9.07%										10.56%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	[13]		11.32%	[13]			16.10%	[14]		14.76%	[12]
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent			8.40%										9.87%
Performance Inception Date		Apr. 12, 2023
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.26%										9.71%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.08%										7.65%

[1]	This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	This index represents a broad measure of market performance.
[4]	This index represents a broad measure of market performance.
[5]	This index represents a broad measure of market performance.
[6]	This index represents a broad measure of market performance.
[7]	This index represents a broad measure of market performance.
[8]	This index represents a broad measure of market performance.
[9]	This index represents a broad measure of market performance.
[10]	This index represents a broad measure of market performance.
[11]	This index represents a broad measure of market performance.
[12]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.
[13]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.
[14]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.